General And Administrative - Schedule Of General And Administrative Expense (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees' compensation	$ 1,028,369	$ 0	$ 150,099	$ (736)	$ 31,206
Total			2,509,859	1,233,876	1,739,815
General and Administrative Expense [Member]
Employees' compensation			1,346,317	783,023	1,155,199
Other Expenses			523,089	76,488	110,346
Outsourced service			504,108	287,584	235,024
Depreciation/amortization			107,138	14,058	23,004
Travel & entertainment			19,646	33,362	146,890
Short-term leasing arrangements			$ 9,561	$ 39,361	$ 69,352